CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Common Stock and Paid In Capital	Retained Earnings	Accumulated Other Comprehensive Income, Net	Total
Balance, beginning at Dec. 31, 2010	$ 46,461	$ 6,952	$ 900	$ 54,313
Balance, beginning, shares at Dec. 31, 2010	3,280,515
Net income		3,513		3,513
Other comprehensive income			1,515	1,515
Shares issued	127			127
Shares issued, shares	12,754
Change in ESOP repurchase obligation	(1)			(1)
Stock-based compensation	5			5
Effect of employee stock purchases	10			10
Cash dividends declared		(1,578)		(1,578)
Balance, ending at Dec. 31, 2011	46,602	8,887	2,415	57,904
Balance, ending, shares at Dec. 31, 2011	3,293,269
Net income		4,262		4,262
Other comprehensive income			(59)	(59)
Shares issued	123			123
Shares issued, shares	9,812
Shared repurchased	(75)			(75)
Shared repurchased, shares	(5,000)
Change in ESOP repurchase obligation	(12)			(12)
Effect of employee stock purchases	11			11
Cash dividends declared		(1,648)		(1,648)
Balance, ending at Dec. 31, 2012	46,649	11,501	2,356	60,506
Balance, ending, shares at Dec. 31, 2012	3,298,081			3,298,081
Net income		5,094		5,094
Other comprehensive income			(2,208)	(2,208)
Shares issued	130			130
Shares issued, shares	8,850
Shared repurchased	(192)			(192)
Shared repurchased, shares	(11,468)
Change in ESOP repurchase obligation	(14)			(14)
Effect of employee stock purchases	11			11
Restricted stock units issued	11			11
Cash dividends declared		(1,780)		(1,780)
Balance, ending at Dec. 31, 2013	$ 46,595	$ 14,815	$ 148	$ 61,558
Balance, ending, shares at Dec. 31, 2013	3,295,463			3,295,463